Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO #1 - John P. Campi ($)(1)	Summary Compensation Table Total for PEO #2 - Leonard J. Sokolow ($)(1)	Compensation Actually Paid to PEO #1 - John P. Campi ($)(1)(2)(3)	Compensation Actually Paid to PEO #2 - Leonard J. Sokolow ($)(1)(2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(5)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(6)	Net Income (Loss) ($)(7)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2025	193,887	916,362	193,887	1,256,597	949,387	1,068,487	86.11	(33,415,604)
2024	195,000	306,909	195,000	205,709	424,973	451,878	46.03	(35,768,144)
2023	150,000	452,821	150,000	347,537	359,975	379,535	63.49	(39,732,656)

Named Executive Officers, Footnote [Text Block]

(1)	The named executive officers included in the table above are as follows:

Year	PEOs	Non-PEO NEOs
2025	John P. Campi and Leonard J. Sokolow	Rani R. Kohen, Marc-Andre Boisseau, Patricia Barron and Steven M. Schmidt
2024	John P. Campi and Leonard J. Sokolow	Rani R. Kohen, Marc-Andre Boisseau, Patricia Barron and Steven M. Schmidt
2023	John P. Campi and Leonard J. Sokolow	Rani R. Kohen, Marc-Andre Boisseau, Patricia Barron and Steven M. Schmidt

Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The following adjustments were made to determine the CAP of our PEO #1, John P. Campi (our former Co-Chief Executive Officer), for 2023, 2024, and 2025:

PEO #1
	2023	2024	2025
SCT - Total Compensation	$150,000	$195,000	$193,887
- grant date fair value of stock and option awards granted during the covered fiscal year	-	-	-
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	-	-	-
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	-	-	-
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	-	-	-
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	-	-	-
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	-	-	-
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	-
Cumulative Equity Adjustments (subtotal)	-	-	-
Compensation Actually Paid	$150,000	$195,000	$193,887

(4)	The following adjustments were made to determine the CAP of our PEO #2, Leonard J. Sokolow (our Chief Executive Officer), for 2023, 2024 and 2025:

	PEO #2
	2023	2024	2025
SCT - Total Compensation	$452,821	$306,909	$916,362
- grant date fair value of stock and option awards granted during the covered fiscal year	(403,692)	-	(651,165)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	245,729	-	677,500
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	-	(101,200)	250,900
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	52,679	-	66,000
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	-	-	(3,000)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	-	-	-
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	-
Cumulative Equity Adjustments (subtotal)	(105,284)	(101,200)	340,235
Compensation Actually Paid	$347,537	$205,709	$1,256,597

Non-PEO NEO Average Total Compensation Amount	$ 949,387	$ 424,973	$ 359,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,068,487	451,878	379,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)	The following adjustments were made to determine the CAP of our non-PEO NEOs for 2023, 2024, and 2025. For non-PEO NEOs, CAP is calculated on an average basis:

	Non-PEO NEOs
	2023	2024	2025
SCT - Total Compensation	$359,975	$424,973	$949,387
- grant date fair value of stock and option awards granted during the covered fiscal year	(106,967)	(159,545)	(664,200)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	92,947	171,600	564,688
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	-	(2,100)	109,650
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	40,100	13,525	111,063
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(6,520)	3,425	(2,100)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	-	-	-
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-	-	-
Cumulative Equity Adjustments (subtotal)	19,560	26,905	119,100
Compensation Actually Paid	$379,535	$451,878	$1,068,487

Total Shareholder Return Amount	$ 86.11	46.03	63.49
Net Income (Loss) Attributable to Parent	$ (33,415,604)	$ (35,768,144)	$ (39,732,656)
PEO Name	John P. Campi and Leonard J. Sokolow	John P. Campi and Leonard J. Sokolow	John P. Campi and Leonard J. Sokolow
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 119,100	$ 26,905	$ 19,560
Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year[Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(664,200)	(159,545)	(106,967)
Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	564,688	171,600	92,947
Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,650	(2,100)
Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,063	13,525	40,100
Change in Fair Value of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,100)	3,425	(6,520)
Fair Value of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member]
Pay vs Performance Disclosure [Table]
SCT - Total Compensation	193,887	195,000	150,000
Compensation Actually Paid	193,887	195,000	150,000
Adjustment to Compensation Amount
John P. Campi [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Change in Fair Value of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Fair Value of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John P. Campi [Member] | Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Leonard J Sokolow [Member]
Pay vs Performance Disclosure [Table]
SCT - Total Compensation	916,362	306,909	452,821
Compensation Actually Paid	1,256,597	205,709	347,537
Adjustment to Compensation Amount	340,235	(101,200)	(105,284)
Leonard J Sokolow [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(651,165)		(403,692)
Leonard J Sokolow [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	677,500		245,729
Leonard J Sokolow [Member] | Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	250,900	(101,200)
Leonard J Sokolow [Member] | Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,000		52,679
Leonard J Sokolow [Member] | Change in Fair Value of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,000)
Leonard J Sokolow [Member] | Fair Value of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Leonard J Sokolow [Member] | Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount